Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Cochlear Ltd.	37,023	$7,532,176
CSL Ltd.	272,875	53,196,743
Ramsay Health Care Ltd.	104,165	3,736,628
Sonic Healthcare Ltd.	266,950	5,833,052
		70,298,599
Belgium — 0.5%
Argenx SE(a)	33,291	12,662,844
UCB SA	68,127	5,938,740
		18,601,584
Brazil — 0.1%
Rede D’Or Sao Luiz SA(b)	582,774	3,452,719

China — 0.2%
Wuxi Biologics Cayman Inc.(a)(b)(c)	2,032,000	7,685,539

Denmark — 5.2%
Coloplast A/S, Class B	70,063	8,005,826
Genmab A/S(a)	37,323	11,900,551
Novo Nordisk A/S	1,823,991	189,022,294
		208,928,671
France — 2.6%
EssilorLuxottica SA	161,350	32,398,872
Eurofins Scientific SE	73,739	4,810,173
Sanofi	628,714	62,477,055
Sartorius Stedim Biotech	13,410	3,556,096
		103,242,196
Germany — 1.3%
Bayer AG, Registered	556,522	20,649,138
Fresenius Medical Care AG & Co. KGaA	112,278	4,694,148
Fresenius SE & Co. KGaA	232,792	7,215,512
Merck KGaA	73,016	11,625,201
Siemens Healthineers AG(b)(c)	159,411	9,255,180
		53,439,179
Japan — 4.3%
Astellas Pharma Inc.	1,027,675	12,222,418
Chugai Pharmaceutical Co. Ltd.	361,300	13,649,307
Daiichi Sankyo Co. Ltd.	1,101,100	30,144,501
Eisai Co. Ltd.	168,600	8,394,792
Hoya Corp.	198,500	24,721,016
M3 Inc.	246,000	4,059,562
Olympus Corp.	715,500	10,327,717
Ono Pharmaceutical Co. Ltd.	276,200	4,913,463
Otsuka Holdings Co. Ltd.	315,700	11,806,227
Shionogi & Co. Ltd.	159,100	7,657,158
Sysmex Corp.	91,500	5,086,531
Takeda Pharmaceutical Co. Ltd.	894,392	25,649,396
Terumo Corp.	422,100	13,803,097
		172,435,185
Netherlands — 0.4%
Koninklijke Philips NV(a)	524,164	12,266,605
QIAGEN NV(a)	129,485	5,629,526
		17,896,131
South Korea — 0.3%
Celltrion Inc.	91,077	14,222,349

Spain — 0.1%
Grifols SA(a)	162,351	2,777,400

Sweden — 0.1%
Getinge AB, Class B	125,190	2,787,666
Security	Shares	Value

Switzerland — 7.6%
Alcon Inc.	282,922	$22,134,676
Lonza Group AG, Registered	42,001	17,707,041
Novartis AG, Registered	1,170,713	118,254,290
Roche Holding AG, Bearer	15,196	4,721,785
Roche Holding AG, NVS	396,860	115,364,626
Sandoz Group AG(a)	240,107	7,725,219
Sonova Holding AG, Registered	27,115	8,867,899
Straumann Holding AG	65,708	10,618,600
		305,394,136
United Kingdom — 4.2%
AstraZeneca PLC	875,510	118,097,407
GSK PLC	2,313,998	42,737,668
Smith & Nephew PLC	499,029	6,855,194
		167,690,269
United States — 71.0%
Abbott Laboratories	980,261	107,897,328
AbbVie Inc.	997,314	154,553,751
Agilent Technologies Inc.	165,278	22,978,600
Align Technology Inc.(a)	40,343	11,053,982
AmerisourceBergen Corp.	94,178	19,342,278
Amgen Inc.	302,309	87,071,038
Baxter International Inc.	287,211	11,103,577
Becton Dickinson and Co.	163,886	39,960,323
Biogen Inc.(a)	81,735	21,150,566
Bio-Rad Laboratories Inc., Class A(a)	11,743	3,791,697
Bio-Techne Corp.	89,690	6,920,480
Boston Scientific Corp.(a)	827,101	47,814,709
Bristol-Myers Squibb Co.	1,149,390	58,975,201
Cardinal Health Inc.	139,111	14,022,389
Catalent Inc.(a)	102,251	4,594,137
Centene Corp.(a)	301,763	22,393,832
Charles River Laboratories International Inc.(a)(c)	28,943	6,842,125
Cigna Group (The)	165,297	49,498,187
Cooper Companies Inc. (The)	27,885	10,552,799
CVS Health Corp.	725,530	57,287,849
Danaher Corp.	371,496	85,941,885
DaVita Inc.(a)	30,818	3,228,494
DENTSPLY SIRONA Inc.	120,416	4,285,605
Dexcom Inc.(a)	218,258	27,083,635
Edwards Lifesciences Corp.(a)	342,603	26,123,479
Elevance Health Inc.	132,725	62,587,801
Eli Lilly & Co.	450,452	262,577,480
GE Healthcare Inc., NVS(a)	221,494	17,125,916
Gilead Sciences Inc.	703,858	57,019,537
HCA Healthcare Inc.	111,894	30,287,468
Henry Schein Inc.(a)(c)	73,772	5,585,278
Hologic Inc.(a)	138,184	9,873,247
Humana Inc.	69,542	31,837,023
IDEXX Laboratories Inc.(a)	46,907	26,035,730
Illumina Inc.(a)	89,648	12,482,588
Incyte Corp.(a)	105,324	6,613,294
Insulet Corp.(a)	39,125	8,489,343
Intuitive Surgical Inc.(a)	198,884	67,095,506
IQVIA Holdings Inc.(a)	103,449	23,936,030
Johnson & Johnson	1,359,817	213,137,717
Laboratory Corp. of America Holdings	47,815	10,867,871
McKesson Corp.	75,164	34,799,429
Medtronic PLC	751,592	61,916,149
Merck & Co. Inc.	1,431,399	156,051,119
Mettler-Toledo International Inc.(a)	12,252	14,861,186
Moderna Inc.(a)(c)	187,884	18,685,064

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Molina Healthcare Inc.(a)	33,065	$11,946,715
Pfizer Inc.	3,189,508	91,825,935
Quest Diagnostics Inc.	63,567	8,764,618
Regeneron Pharmaceuticals Inc.(a)	60,518	53,152,354
ResMed Inc.	83,008	14,279,036
Revvity Inc.	69,500	7,597,045
STERIS PLC	55,692	12,243,886
Stryker Corp.	190,987	57,192,967
Teleflex Inc.(c)	26,371	6,575,345
Thermo Fisher Scientific Inc.	218,257	115,848,633
UnitedHealth Group Inc.	522,473	275,066,360
Universal Health Services Inc., Class B(c)	34,464	5,253,692
Vertex Pharmaceuticals Inc.(a)(c)	145,558	59,226,095
Viatris Inc.	676,068	7,321,817
Waters Corp.(a)	33,466	11,018,011
West Pharmaceutical Services Inc.	41,910	14,757,349
Zimmer Biomet Holdings Inc.	118,330	14,400,761
Zoetis Inc.	259,352	51,188,304
		2,853,991,645

Total Common Stocks — 99.6%
(Cost: $3,546,443,525)		4,002,843,268

Preferred Stocks

Germany — 0.2%
Sartorius AG, Preference Shares, NVS	15,155	5,565,231

Total Preferred Stocks — 0.2%
(Cost: $5,434,792)		5,565,231
Total Long-Term Investments — 99.8%
(Cost: $3,551,878,317)		4,008,408,499
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	29,333,733	$29,351,333
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	3,840,000	3,840,000

Total Short-Term Securities — 0.8%
(Cost: $33,183,489)		33,191,333

Total Investments — 100.6%
(Cost: $3,585,061,806)		4,041,599,832

Liabilities in Excess of Other Assets — (0.6)%		(23,069,021)

Net Assets — 100.0%		$4,018,530,811

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,986,449	$358,574	(a)	$—		$3,821	$2,489	$29,351,333	29,333,733	$91,911	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,900,000	—		(2,060,000	)(a)	—	—	3,840,000	3,840,000	240,608		—
						$3,821	$2,489	$33,191,333		$332,519		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
December 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	71	03/15/24	$9,885	$301,236

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,861,716,864	$1,141,126,404	$—	$4,002,843,268
Preferred Stocks	—	5,565,231	—	5,565,231
Short-Term Securities
Money Market Funds	33,191,333	—	—	33,191,333
	$2,894,908,197	$1,146,691,635	$—	$4,041,599,832
Derivative Financial Instruments(a)
Assets
Equity Contracts	$301,236	$—	$—	$301,236

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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